COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                              FINANCIAL STATEMENTS
                             AS OF NOVEMBER 30, 1996

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To State Street Bank and Trust Company (Owner Trustee):

We have audited the accompanying balance sheet of College and University Facility Loan Trust Two (a Massachusetts business trust), including the schedule of investments, as of November 30, 1996, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Loans and Investments as of November 30, 1996 by correspondence with General Electric Capital Corporation and Morgan Guaranty Trust Company, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 1996, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.




Boston, Massachusetts
December 27, 1996

                             College and University
                             Facility Loan Trust Two



          ======================================================================

                                             Financial Statements
                                                November 30, 1996

                                           College and University
                                          Facility Loan Trust Two

                                                    Balance Sheet

================================================================================

November 30,                                                               1996
================================================================================

Assets


Investments, at amortized cost, net of allowance for
 possible loan losses of $832,376 (Notes 1, 2, 6, 7
 and 8 and Schedule of Investments)                                $210 423 951
Cash                                                                    113 919
Interest receivable                                                   2 109 947
Deferred bond issuance costs (Note 2)                                   977 792
--------------------------------------------------------------------------------
      Total assets                                                 $213 625 609
================================================================================

Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)         $185 144 263
Interest payable (Note 3)                                             4 877 489
Dividends payable (Note 5)                                              672 570
Payable for redemption of Class A Preferred Certificates (Note 5)     1 224 622
Accrued expenses and other liabilities                                  260 639
--------------------------------------------------------------------------------
     Total liabilities                                              192 179 583
--------------------------------------------------------------------------------

Net Assets

Class A Preferred Certificates, par value $1 - authorized
 and outstanding - 8,629,880 certificates (preference as to
 annual dividends of 13.65%, mandatory redemption and liquidation
 at par value) (Note 5)                                               8 629 880
--------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,763,800 certificates (Note 5)                    1 763 800
Accumulated deficit (Note 2)                                         (1 504 946)
Paid-in capital (Note 2)                                             12 557 292
--------------------------------------------------------------------------------
     Total net assets applicable to Class B certificateholders       12 816 146
--------------------------------------------------------------------------------
     Total net assets                                              $ 21 446 026
================================================================================


     Net asset value per Class B certificate
      (based on 1,763,800 certificates outstanding)                $       7.27
================================================================================


      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust Two

                                          Statement of Operations

================================================================================

Year Ended November 30,                                                    1996
================================================================================

Investment income:
   Interest income (Note 2)                                         $21 305 743
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                  17 733 795
   Servicer fees (Note 4)                                               239 208
   Trustee fees (Note 4)                                                 68 724
   Other trust and bond administration expenses                         181 040
--------------------------------------------------------------------------------

     Total expenses                                                  18 222 767
--------------------------------------------------------------------------------

     Net investment income                                            3 082 976

Provision for possible loan losses (Notes 2 and 6)                      200 000
--------------------------------------------------------------------------------

     Net increase in net assets resulting from operations             2 882 976

Dividends to Class A Preferred Certificateholders                     1 391 528
--------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
      certificateholders resulting from operations                  $ 1 491 448
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust Two

                                          Statement of Cash Flows

================================================================================

Year Ended November 30,                                                    1996
================================================================================

Cash flows from operating activities:
  Interest received                                                $ 10 315 681
  Interest paid                                                     (10 468 393)
  Operating expenses paid                                              (770 235)
--------------------------------------------------------------------------------
     Net cash used for operating activities                            (922 947)
--------------------------------------------------------------------------------

Cash flows from investing activities:
  Net decrease in funds held under investment agreements              1 487 852
  Principal payments on Loans                                        27 317 819
--------------------------------------------------------------------------------
     Net cash provided by investing activities                       28 805 671
--------------------------------------------------------------------------------

Cash flows from financing activities:
  Principal repayments on Bonds                                     (25 131 244)
  Dividends on Class A Preferred certificates                        (1 479 807)
  Redemptions of Class A Preferred certificates                      (1 293 474)
--------------------------------------------------------------------------------
     Net cash used for financing activities                         (27 904 525)
--------------------------------------------------------------------------------
Net decrease in cash                                                    (21 801)

Cash, beginning of year                                                 135 720
--------------------------------------------------------------------------------
Cash, end of year                                                  $    113 919
================================================================================

Reconciliation of net increase in net assets resulting from
 operations to net cash used for operating activities:
   Net increase in net assets resulting from operations            $  2 882 976
   Provision for possible loan losses                                   200 000
   Decrease in interest receivable                                       75 435
   Decrease in accrued expenses and other liabilities                  (281 265)
   Decrease in interest payable                                        (502 625)
   Amortization of original issue discount on Bonds                   7 601 579
   Amortization of purchase discount on Loans                       (11 065 495)
   Amortization of deferred Bond issuance costs                         166 448
--------------------------------------------------------------------------------
     Net cash used for operating activities                        $   (922 947)
================================================================================


      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust Two

                              Statements of Changes in Net Assets
                                                     (Note 2 (f))

================================================================================

Years Ended November 30,                                   1996            1995
================================================================================

From operations:
  Net investment income                             $ 3 082 976     $ 3 285 412
  Provision for possible loan losses                   (200 000)       (430 000)

Dividends to certificateholders (Notes 2 and 5):
  Class A Preferred Certificateholders
   ($.1365 per certificate annually)
     From net investment income                            --          (760 849)
     As tax return of capital                        (1 391 528)       (809 291)
--------------------------------------------------------------------------------
     Net increase in net assets applicable to
      Class B certificateholders resulting from
      operations                                      1 491 448       1 285 272
--------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
  Redemptions of Class A Preferred certificates
  (1,904,305 and 1,323,566 certificates in 1996
  and 1995, respectively)                            (1 904 305)     (1 323 566)
--------------------------------------------------------------------------------
     Net decrease in net assets resulting from
      capital certificate transactions               (1 904 305)     (1 323 566)
--------------------------------------------------------------------------------

Net decrease in net assets                             (412 857)        (38 294)

Net assets:
  Beginning of year                                  21 858 883      21 897 177
--------------------------------------------------------------------------------
  End of year                                       $21 446 026     $21 858 883
================================================================================


      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust Two

                           Selected Financial Highlights for Each
                                  Class B Certificate Outstanding
                                 Throughout the Periods Indicated
                                                  (Notes 1 and 5)

========================================================================================================================
Years Ended November 30,                        1996              1995            1994             1993            1992
========================================================================================================================
Net asset value, beginning of year            $ 6.42            $ 5.69          $ 4.77           $ 3.79          $ 2.90
------------------------------------------------------------------------------------------------------------------------
Net investment income                           1.75              1.86            2.09             2.15            2.12

Provision for possible loan losses              (.11)             (.24)           (.11)              --              --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income                     --              (.43)           (.26)           (1.17)          (1.23)
   As tax return of capital                     (.79)             (.46)           (.80)              --              --
------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                  $ 7.27            $ 6.42          $ 5.69           $ 4.77          $ 3.79
========================================================================================================================

Total investment return (a)                      N/A               N/A             N/A              N/A             N/A

Net assets applicable to
 Class A Preferred
 Certificates, end of year              $  8 629 880      $ 10 534 185    $ 11 857 751     $ 13 941 968    $ 15 435 727

Net assets applicable to Class
 B Certificates, end of year            $ 12 816 146      $ 11 324 698    $ 10 039 426      $ 8 406 774     $ 6 677 348
========================================================================================================================

Ratios and Supplemental Data:

  Ratio of expenses to average
   net assets applicable to
   Class B Certificates                       150.97%(b)        186.94%(b)      237.22%(b)       311.15%(b)      419.67%(b)

  Ratio of net investment income
   to average net assets applicable
   to Class B Certificates                     25.54%            30.76%          40.16%           50.29%          63.33%

  Number of Class B Certificates
   outstanding, end of year                1 763 800         1 763 800       1 763 800        1 763 800       1 763 800


(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 5.43%, 6.54%, 7.28%, 11.11%, and 15.74% in 1996, 1995, 1994, 1993, and 1992, respectively.


      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

1.   Organization          College and University Facility Loan Trust Two (the
     and Business          Notes to Financial Statements on March 11, 1988 as a
                           business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State
                           Street Bank and Trust, formerly the Bank of Boston,
                           (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                           The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

1.   Organization and      All payments on the Loans and earnings under the
     Business              investment agreements and any required transfers from
     (Continued)           the Expense and Liquidity Funds are deposited to the
                           credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund
                           Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

                           On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2.   Summary of            (a)  College and University Facility Loans
     Significant
     Accounting            The Loans were purchased and recorded at a discount
     Policies              below par. Pursuant to a "no-action letter" that the
                           Trust received from the Securities and Exchange
                           Commission, the Loans, included in Investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1996 was approximately $90,570,000. As a result of prepayments of Loans in the year ended
                           November 30, 1996, additional interest income of approximately $103,000 was recognized.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

2.   Summary of            (a) College and University Facility Loans (Continued)
     Significant
     Accounting            The Trust's policy is to discontinue the accrual of
     Policies              interest on Loans for which payment of principal or
     (Continued)           interest is 180 days or more past due or for such
                           other Loans as considered necessary by management if collection of interest and principal is doubtful.
                           When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At
                           November 30, 1996, one loan has been placed on nonaccrual status, as discussed in Note 6.

                           (b) Other Investments

                           Other investments, which are included in Investments on the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost.

                           (c) Federal Income Taxes

                           It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                           For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

2.   Summary of            (d) Deferred Bond Issuance Costs
     Significant
     Accounting            Deferred Bond issuance costs are being amortized
     Policies              using the effective interest rate method over the
     (Continued)           estimated lives of the Bonds, which are based on the
                           scheduled payments of the Loans. When Loan prepayments occur, a portion of the deferred issuance costs is expensed in the year of the prepayment, so that the future effective interest rate remains unchanged.

                           (e) Accounting for Impairment of a Loan and Allowance
                               for Possible Loan Losses

                           The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards
                           (SFAS) No. 114, Accounting by Creditors for
                           Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                           Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

2.   Summary of            (e) Accounting for Impairment of a Loan and Allowance
     Significant               for Possible Loan Losses (Continued)
     Accounting
     Policies              The allowance for possible loan losses is based on
     (Continued)           management's evaluation of the level of the allowance
                           required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                           The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                           (f) Presentation of Capital Distributions

                           Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                           As all tax earnings and profits have been distributed, accumulated undistributed net investment income has been reclassified as paid-in capital. These reclassifications result from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

2.   Summary of            (f) Presentation of Capital Distributions (Continued)
     Significant
     Accounting            The Trust made $1,391,528 of distributions which were
     Policies              considered a tax return of capital for the fiscal
     (Continued)           year ending November 30, 1996.

                           (g) Use of Estimates

                           The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Bonds                 The Bonds outstanding at November 30, 1996 consist of
                           the following:

                                         Outstanding  Unamortized
               Interest                   Principal     Discount  Carrying Value
      Type       Rate    Stated Maturity    (000s)       (000s)       (000s)
    ============================================================================
    Sequential   4.00%    June 1, 1999    $ 18 543      $   117     $ 18 426
    Sequential   4.00%    June 1, 2002      75 961        7 886       68 075
    Sequential   4.00%    June 1, 2018     149 370       50 727       98 643
    ----------------------------------------------------------------------------
                                          $243 874      $58 730     $185 144
    ============================================================================

                           Interest on the Bonds is payable semiannually. On December 2, 1996 the Trust made a principal payment of $13,783,076 on the 4%, June 1, 1999 bonds.

                           Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

3.   Bonds                 Amount, as defined within the Indenture.  These
     (Continued)           principal payments will be applied to each class of
                           Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full. The estimated aggregate principal payments on the Bonds at November
                           30, 1996, after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum
                           Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                        Amount
                           Fiscal Year                                  (000s)
                           =====================================================
                           1997                                       $ 23 664
                           1998                                         22 628
                           1999                                         21 274
                           2000                                         20 059
                           2001                                         18 843
                           Thereafter                                  137 406
                           -----------------------------------------------------
                           Total                                      $243 874
                           =====================================================

                           Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                           In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                           The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate remains unchanged.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

4.   Administrative        (a) Servicer
     Agreements
                           As compensation for the services provided under the servicing agreement, General Electric Capital
                           Corporation (GECC) receives a collection fee. The fee is paid semiannually with respect to each Loan on each date payments are received on each Loan. The fee is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest for each Loan in a calendar year. For the year ended November 30, 1996, this fee totaled $216,294. GECC was also reimbursed for other related expenses of $22,914.

                           (b) Trustees

                           As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                           o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $15,000 and $12,500, respectively, for the year ended November 30, 1996. In addition, the Owner Trustee, in its capacity as manager, was reimbursed $2,672 for out-of-pocket expenses.

                           o The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The fee is payable semiannually in arrears on each bond payment date. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1996, Bond Trustee fees were $37,057. In addition, the Bond Trustee was reimbursed $1,495 for out-of-pocket expenses.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

5.   Certificates          The certificates comprise two classes, namely 13.65%
                           Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution
                           Date (defined below) at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been fully redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner
                           Trustee pursuant to the Declaration of Trust, pro-rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                           Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                           On December 2, 1996, the Trust paid $1,897,192 to the holders of the Class A Preferred certificates, of which $672,570 was for payment of dividends and $1,224,622 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                           The certificateholders shall each be entitled to one vote per certificate.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

6.   Possible Loan Losses  An analysis of the allowance for possible loan losses for the year ended November 30, 1996 is summarized as follows:

                           Balance, beginning of year                  $632 376
                           Provision                                    200 000
                           Charge-off                                       --
                           -----------------------------------------------------
                           Balance, end of year                        $832 376
                           =====================================================

                           At November 30, 1996, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $414,000 with a related allowance for possible loan losses of $62,000.

                           The average recorded investment in impaired loans during the year ended November 30, 1996 was approximately $442,000. For the year ended November 30, 1996, interest income recognized on impaired loans was approximately $49,000.

                           The amortized cost of the Loan placed on nonaccrual status is approximately $3,000 at November 30, 1996. See "Accounting for Impairment of a Loan and Allowance for Possible Loan Losses" for a discussion of the Trust's impaired loan accounting policy.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

7.   Loans                 Scheduled principal and interest payments on the
                           Loans as of November 30, 1996, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                            Principal    Interest
                                            Payments     Payments        Total
                           Fiscal Year       (000s)       (000s)         (000s)
                           =====================================================
                           1997             $ 26 245      $ 8 591     $ 34 665
                           1998               24 920        7 764       32 684
                           1999               23 561        6 972       30 533
                           2000               22 081        6 218       28 299
                           2001               20 662        5 505       26 167
                           Thereafter        157 920       33 447      191 367
                           -----------------------------------------------------

                           Total            $275 389      $68 498     $343 715
                           =====================================================

                           Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the loans may vary significantly from the scheduled payments.

                           The following analyses summarize the stratification of the loan portfolio by type of collateral and institution as of November 30, 1996:

                                                             Amortized
                                                   Number       Cost
                           Type of Collateral     of Loans     (000s)        %
                           =====================================================

                           Loans secured by a
                            first mortgage           318      $ 97 771     52.9%

                           Loans not secured by
                            a first mortgage         209        87 076     47.1
                           -----------------------------------------------------

                           Total Loans               527      $184 847    100.0%
                           =====================================================

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

7.   Loans                                                   Amortized
     (Continued)                                   Number       Cost
                           Type of Institution    of Loans     (000s)        %
                           =====================================================

                           Private                   327     $  96 648     52.3%

                           Public                    200        88 199     47.7
                           -----------------------------------------------------

                           Total Loans               527      $184 847    100.0%
                           =====================================================

                           The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                           The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

7.   Loans                 A number of borrowers are currently experiencing
     (Continued)           financial difficulties due to declining enrollment,
                           increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                           Due to the special purpose nature of the borrowers' properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.

8.   Fair Value            SFAS No. 107, "Disclosures about Fair Value of
     of Financial          Financial Instruments," allows for the use of a wide
     Instruments           range of valuation techniques; therefore, it may be
                           difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments.
                           Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                                           College and University
                                          Facility Loan Trust Two

                                    Notes to Financial Statements

================================================================================

8.   Fair Value            Current market prices are not available for most of
     of Financial          the Trust's financial instruments since an active
     Instruments           market generally does not exist for such instruments.
     (Continued)           In accordance with the terms of the Indenture, the
                           Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology.
                           This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.

                           The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 1996 is as follows:

                                                     Book Value       Fair Value
                                                       (000s)           (000s)
                           =====================================================

                           Loans                      $184 015*        $231 595
                           Investment Agreements:
                             Revenue Fund               21 154           20 053
                             Liquidity Fund              5 255            4 454
                           -----------------------------------------------------
                                                      $210 424         $256 102
                           =====================================================

                           Bonds                      $185 144         $213 846
                           =====================================================


                           * Net of Allowance for Possible Loan Losses of
                             $832,376

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1996

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                        Stated                     Internal    Amortized
Principal                                                          Interest     Maturity      Rate of     Cost (Notes
Balance     Description                                            Rate %       Date          Return %    1 and 2)
-           -                                                      -            -             -           -
            COLLEGE AND UNIVERSITY LOANS (87.5%)
            -------------- A --------------
      $ 620 Alabama Agricultural and Mechanical University         3.000-3.750  07/01/2005    10.25       $ 452
       2095 Alabama Agricultural and Mechanical University            3.000     05/01/2018    10.27        1156
        171 Albion College                                            3.000     10/01/2009    10.56         110
        598 Albright College                                          3.000     11/01/2015    10.23         345
         45 Alcorn State University                                   2.875     11/01/1999    10.11          39
         44 Alcorn State University                                   3.500     11/01/2002    10.15          36
         50 Allegheny College                                         3.000     07/01/2015    10.38          20
         24 Allentown College of St. Francis De Sales                 3.000     11/01/1998    10.98          22
        390 Alma College                                              3.750     04/01/2002    11.52         318
         99 American International College                            3.375     10/01/2002    10.84          79
        154 Anderson University                                       3.500     03/01/2003    11.42         119
        320 Anderson University                                       3.000     03/01/2006    11.19         224
         82 Appalachian State University                              3.500     07/01/2001    10.28          67
         32 Appalachian State University                              3.000     06/01/1997    10.11          29
        520 Arizona State University                                  3.125     09/01/2001    10.17         426
        370 Arizona State University                                  3.375     10/01/2002    10.16         298
       1495 Arizona State University                                  3.000     04/01/2006    10.60        1073
        276 Arkansas State University                                 3.500     04/01/2001    10.97         235
        210 Arkansas State University                                 3.375     10/01/2000    10.25         182
        833 Arkansas State University                                 3.750     04/01/2005    10.75         630
         41 Arkansas Technical University                             2.875     10/01/1999    10.21          36
       2405 Auburn University                                         3.000     12/01/2018     9.16        1387
        238 Azusa Pacific University                                  3.750     04/01/2015    10.88         141
            -------------- B --------------
        333 Ball State University                                     3.000     07/01/1999     9.98         289
       1175 Baptist College at Charleston                             3.000     03/01/2019    10.73         606
        807 Baptist College at Charleston                             3.000     03/01/2011    10.98         497
         40 Bard College                                              2.750     10/01/1998    11.40          36
        109 Barnard College                                           3.000     10/01/1997    11.06         100
        272 Becker Junior College                                     3.000     04/01/2005    11.21         197
        151 Bellarmine College                                        3.625     05/01/2004    11.34         117
         32 Belmont Abbey College                                     3.000     11/01/1998    10.96          29
         28 Benedict College                                          2.875     02/01/1999    11.83          24
        163 Benedict College                                          3.750     11/01/2004    10.75         124
       1094 Benedict College                                          3.000     11/01/2006    10.61         768
       1970 Benedict College                                          3.000     11/01/2020    10.36        1006
       2066 Bentley College                                           3.000     11/01/2007    10.57        1399
         20 Bethany College                                           2.875     05/01/1998    11.89          18
        346 Bethany College                                           3.375     11/01/2012    10.54         215
        305 Bethany College                                           3.000     11/01/2017    10.40         163
        610 Bethany College                                           3.000     11/01/2012    10.40         371
         26 Bethune-Cookman College                                   3.000     11/01/2002    10.74          20
        234 Boston Architectural Center                               3.750     11/01/2004    10.77         179
        215 Bradford College                                          3.375     10/01/2001    10.85         174
        338 Brandeis University                                       3.000     11/01/2011    10.64         209
        175 Brevard College                                           3.000     11/01/2004    10.71         131
         96 Brevard College                                           3.000     05/01/2006    11.12          67
        174 Bryan College                                             3.500     04/01/2003    11.39         136
         44 Bucks County Community College                            3.000     06/01/1997    10.11          33

      $  49 Buena Vista College                                       3.500     02/01/2000    11.85       $  43
        149 Buena Vista College                                       3.000     02/01/2006    11.23         104
            -------------- C --------------
       1225 California Polytechnic State University                   3.000     11/01/2006    10.05         852
        420 California State University                               3.000     11/01/2006     8.75         317
       1400 California State University                               3.000     11/01/2013     8.93         905
       2848 California State University                               3.000     11/01/2019     8.99        1644
        192 Calvin College                                            3.000     11/01/2000    10.83         160
       2896 Cameron University                                        3.000     04/01/2007    10.16        2048
        335 Canisius College                                          3.375     05/01/2002    11.48         275
       1730 Canisius College                                          3.000     11/01/2017    10.40         931
        172 Canisius College                                          3.000     11/01/1999    10.89         148
         24 Carnegie-Mellon University                                2.750     05/01/1997    11.62          23
         87 Carnegie-Mellon University                                3.000     05/01/1999    11.37          77
        305 Carnegie-Mellon University                                3.500     11/01/2001    10.52         251
        330 Carnegie-Mellon University                                3.000     05/01/2009    10.73         215
       1120 Carnegie-Mellon University                                3.000     11/01/2017    10.51         608
        217 Carroll College                                           3.125     06/01/2000    10.75         179
        392 Carroll College                                           3.750     06/01/2014    10.46         236
        184 Carroll College                                           3.000     06/01/2018    10.15          99
        488 Carroll College                                           3.750     03/01/2015    10.93         288
        340 Case Western Reserve University                           3.500     04/01/2003    11.39         265
        309 Catawba College                                           3.000     12/01/2009    10.27         201
        150 Central Missouri State University                         3.125     07/01/2000    10.24         126
        330 Central Missouri State University                         3.375     07/01/2001    10.27         271
        754 Central Missouri State University                         3.625     07/01/2004    10.29         574
       1180 Central Missouri State University                         3.000     07/01/2007    10.18         807
         37 Central Texas College                                     3.000     11/01/1997    10.15          34
         23 Central Texas College                                     3.000     11/01/1998    10.14          21
        179 Champlain College                                         3.000     12/01/2013    10.19         104
        645 Chapman College                                           3.000     10/01/2013    10.65         376
        435 Chapman College                                           3.000     11/01/2005    10.63         311
        279 Chapman College                                           3.000     11/01/2007    10.57         189
       1790 Chateau Community Housing Association                     3.000     10/01/2012    10.51        1068
         90 Cisco Junior College                                      3.000     11/01/2005    10.04          67
        110 Cisco Junior College                                      3.000     07/01/2005    10.15          72
         48 Claflin College                                           3.125     04/01/2001    11.59          40
         23 Claflin College                                           3.000     11/01/1997    11.05          23
        500 Clemson University                                        3.000     07/01/2005     9.51         374
        178 Coker College                                             3.000     12/01/2009    10.04         117
         45 College of Notre Dame of Maryland                         2.875     11/01/1997    10.61          42
        126 College of Notre Dame of Maryland                         3.375     11/01/2002    10.48         100
        316 College of Our Lady of the Elms                           3.375     10/01/2001    10.86         257
         55 College of Saint Rose                                     2.875     04/01/1998    11.95          51
        990 College of Saint Rose                                     3.000     05/01/2022    10.43         495
        677 College of Saint Thomas                                   3.000     11/01/2009    10.53         450
         82 College of Santa Fe                                       3.500     10/01/2001    10.86          67
        274 College of Santa Fe                                       3.000     10/01/2005    10.66         196
        663 College of Santa Fe                                       3.000     10/01/2018    10.43         353
        175 College of the Holy Cross                                 3.500     10/01/1999    11.03         156
       1170 College of the Holy Cross                                 3.625     10/01/2013    10.60         723
        980 College of the Holy Cross                                 3.000     10/01/2006    10.63         680
         52 College of the Virgin Islands                             3.000     11/01/2002    10.15          41
        117 College of the Virgin Islands                             3.000     10/01/2003    10.16          90
         12 Columbia College                                          2.750     07/01/1997    11.16          11
        316 Columbia College                                          3.625     07/01/2004    10.90         234
        100 Columbia College                                          3.000     07/01/2006    10.80          69
        175 Concordia College                                         3.000     04/01/2009    11.05         116
        805 Concordia College                                         3.000     05/01/2019    10.65         419
        158 Connecticut College                                       3.000     11/01/1999    10.89         136
         80 Cornell College                                           3.000     10/01/2005    10.66          57
        363 Cumberland University                                     3.000     08/01/2017    10.52         196
            -------------- D --------------
        163 Daemen College                                            3.125     04/01/2000    11.68         140

      $ 705 Daemen College                                            3.000     04/01/2016    10.77       $ 388
        209 Dakota Wesleyan University                                3.000     10/01/2015    10.46         117
        355 Dana College                                              3.000     04/01/2005    11.22         255
         88 Dana College                                              3.500     04/01/2003    11.39          68
        165 Dean Academy & Jr. College                                3.500     10/01/1999    10.97         143
        152 Dickinson College                                         3.000     05/01/2018    10.30          84
        321 Dillard University                                        3.000     04/01/2008    11.09         218
        146 Doane College                                             3.000     11/01/2000    10.83         122
        755 Dormitory Authority State of NY (New York University)     3.000     07/01/2000     8.95         649
        734 Dowling College                                           3.000     10/01/2010    10.75         462
        187 Drexel University                                         2.875     05/01/2001    11.57         158
       1220 Drexel University                                         3.500     05/01/2014    10.53         692
         30 Drury College                                             3.125     10/01/1999    11.32          26
        320 Drury College                                             3.000     04/01/2015    10.63         182
        591 Drury College                                             3.000     10/01/2010    10.75         371
       1245 D'Youville College                                        3.000     04/01/2018    10.90         668
            -------------- E --------------
        188 East Texas State University                               2.875     09/01/1999     8.94         167
       1456 East Texas State University                               3.500     03/01/2002     9.48        1123
       1744 East Texas State University                               3.000     03/01/2002     9.60        1293
        162 East Texas State University                               3.000     11/01/2000     9.26         140
        143 Eastern Oklahoma State College                            3.125     05/15/1999     9.96         134
        450 Elizabeth City State University                           3.000     10/01/2017    10.02         256
        590 Embry-Riddle Aeronautical University                      3.000     09/01/2007    10.64         395
        183 Emmanuel College                                          3.000     11/01/2013    10.45         106
         22 Emory & Henry College                                     2.750     05/01/1997    11.61          21
        334 Emory University                                          2.875     09/01/1998    11.00         296
            -------------- F --------------
         91 Fairleigh Dickinson University                            3.125     11/01/1999    10.93          79
       1840 Fairleigh Dickinson University                            3.000     11/01/2017    10.39         996
         26 Fairmont State College                                    3.000     05/01/1997    11.14          25
         13 Findlay College                                           2.750     07/01/1998    11.04          11
          5 Findlay College                                           3.000     07/01/1997    11.21           5
        275 Florida Agricultural and Mechanical University            3.625     07/01/2004    10.29         209
        293 Florida Atlantic University                               3.500     07/01/2004    10.27         236
        430 Florida Atlantic University                               3.000     07/01/2006    10.18         290
        226 Florida Institute of Technology                           3.000     11/01/2009    10.53         145
         93 Florida Southern College                                  3.000     11/01/1999    10.89          80
        215 Florida State University                                  3.000     01/01/1999     9.20         196
        305 Florida State University                                  3.500     06/01/2001     8.44         262
        895 Florida State University                                  3.000     01/01/2009     9.40         630
         73 Fort Hays State University                                3.500     10/01/2001    10.19          61
        158 Fort Hays State University                                3.625     10/01/2002    10.18         128
        200 Fort Hays State University                                3.000     10/01/2007    10.08         138
        705 Fort Lewis College                                        3.000     10/01/2006    10.09         502
            -------------- G --------------
        835 Gannon University                                         3.000     11/01/2011    10.49         512
        219 Gannon University                                         3.000     12/01/2022    10.13         108
        105 Gavilan College                                           3.000     04/01/2006    10.59          75
        124 George Fox College                                        3.500     04/01/2001    11.25         104
        868 George Fox College                                        3.000     07/01/2018    10.64         457
        251 George Washington University                              3.500     05/01/2000    11.30         217
       1118 George Washington University                              3.500     11/01/2002    10.50         908
         75 George Washington University                              3.000     11/01/1998    10.58          67
        106 Georgetown College                                        3.000     12/01/1999    10.02          92
        627 Georgetown College                                        3.000     12/01/2008    10.04         421
       1080 Georgetown College                                        3.000     12/01/2009    10.05         706
       3086 Georgetown University                                     3.000     11/01/2020    10.36        1577
       7796 Georgetown University                                     4.000     11/01/2020    10.52        4384
       1595 Georgetown University                                     3.000     05/01/2005    10.86        1165
        965 Georgia Education Authority Board of Regents
              of the University System of Georgia                     3.375     01/01/2003    10.60         767
        124 Grambling State University                                3.000     10/01/1997    10.17         115

      $  19 Grambling State University                                3.000     11/01/1999    10.12       $  17
        166 Grambling State University                                3.000     11/01/2000    10.11         140
            -------------- H --------------
        448 Hampshire College                                         3.000     07/01/2013    10.75         259
       1599 Hampshire College                                         3.000     02/01/2014    10.70         919
        285 Harcum Junior College                                     3.375     11/01/2002    10.77         225
        940 Harper Grace Hospital                                     3.625     04/01/2005    11.26         694
        145 Henderson State University                                3.125     04/01/1999    11.06         129
         13 Hendrick Medical Center                                   3.000     10/01/1997    11.08          12
        201 Hesston College                                           3.000     04/01/2006    11.14         141
        390 High Point College                                        3.000     12/01/2010    10.26         243
       2309 Hinds Junior College                                      3.000     04/01/2013    10.42        1416
        153 Hiwassee College                                          3.375     01/01/2003    11.58         120
        221 Hiwassee College                                          3.000     09/15/2018    10.58         117
       2345 Hofstra University                                        3.000     11/01/2012    10.61        1413
         46 Holy Family College                                       3.000     12/01/1997    10.00          42
        328 Hood College                                              3.625     11/01/2014    10.54         199
        465 Houston Tillotson College                                 3.500     04/01/2014    10.90         280
         90 Huntingdon College                                        3.500     03/01/2002    11.54          72
        315 Huntingdon College                                        3.000     10/01/2008    10.60         207
            -------------- I --------------
         67 Illinois Benedictine College                              3.000     10/01/1998    10.98          60
        278 Illinois Institute of Technology                          3.000     03/01/2003    11.10         214
         53 Indiana University                                        2.750     12/01/1996     8.06          51
        476 Indiana University                                        2.875     04/01/1998    10.10         445
        182 Indiana University                                        2.875     04/01/1999    10.08         165
        672 Indiana University                                        3.375     04/01/2001    10.06         576
       1420 Indiana University                                        3.500     04/01/2001    10.06        1214
       1948 Indiana University                                        3.750     12/01/2003     8.84        1617
        565 Indiana University                                        3.000     07/01/1999     9.31         496
        152 Inter American University of Puerto Rico                  3.000     09/01/2007    10.66         104
       2777 Inter American University of Puerto Rico                  3.000     01/01/2017    10.94        1482
            -------------- J --------------
       2045 James Madison University                                  3.000     06/01/2009    10.49        1305
         58 John Brown University                                     2.875     04/01/2000    11.64          49
        453 Johnson & Wales College                                   3.000     11/01/2013    10.59         267
        295 Johnson C. Smith University                               3.000     05/01/2005    11.18         214
         40 Judson College                                            3.750     07/01/2004    10.92          30
            -------------- K --------------
        286 Kansas State University                                   3.375     10/01/2002     9.12         239
        775 Kansas State University                                   3.625     04/01/2004     9.77         573
        134 Kendall College                                           3.375     10/01/2002    10.82         105
        286 Kendall College                                           3.000     10/01/2008    10.59         188
        716 Kent State University                                     3.500     12/01/2000     8.90         625
        450 Knox College                                              3.000     04/01/2006    11.15         315
            -------------- L --------------
        385 LaGrange College                                          3.000     03/01/2009    11.06         247
         18 Lamar University                                          2.875     04/01/1997    11.17          18
        319 Lamar University                                          3.500     04/01/2003    10.76         252
        439 Langston University                                       3.375     10/01/2003    10.15         344
       1325 Langston University                                       3.000     04/01/2007    10.56         926
        514 Lassen Junior College District                            3.000     04/01/2020    10.27         271
       1915 Leland Stanford Junior College                            3.375     05/01/2003    11.33        1489
        244 Lenoir Rhyne College                                      3.000     12/01/2006    10.04         173
         91 Linfield College                                          3.000     10/01/2017    10.44          49
        196 Long Island University                                    3.000     10/01/1998    11.00         175
        996 Long Island University                                    3.750     05/01/2005    11.22         742
        261 Long Island University                                    3.000     11/01/2009    10.69         169
        911 Long Island University                                    3.000     11/01/2009    10.69         590
        569 Long Island University                                    3.750     04/01/2003    11.41         447
        620 Long Island University                                    3.625     06/01/2014    10.49         370
         41 Long Island University                                    3.750     05/01/1998    11.90          38
        146 Long Island University                                    3.750     10/01/2004    10.79         110
        533 Louisiana State University                                3.500     07/01/2001     8.65         460

      $1256 Louisiana State University                                3.625     07/01/2004     9.04       $1000
        303 Louisiana State University                                3.000     07/01/2005     8.84         234
        503 Louisiana State University                                3.000     07/01/2005     8.84         389
        435 Louisiana State University                                3.000     07/01/2006     8.87         330
        229 Louisiana State University                                3.000     05/01/1999     9.17         211
        414 Louisiana State University                                3.000     07/01/2001     8.62         350
         90 Loyola University                                         3.000     11/01/1998    10.96          80
         86 Loyola University - Mundelein Branch                      3.750     11/01/1997    11.11          80
        287 Lycoming College                                          3.500     05/01/2001    11.22         241
        277 Lycoming College                                          3.625     05/01/2014    10.64         169
        370 Lycoming College                                          3.750     05/01/2015    10.62         225
        573 Lynchburg College                                         3.750     05/01/2015    10.64         351
        725 Lynchburg College                                         3.000     05/01/2018    10.68         387
            -------------- M --------------
        720 Macalester College                                        3.375     05/01/2002    11.41         577
        491 Macalester College                                        3.000     05/01/2020    10.46         255
         40 Madison General Hospital                                  3.000     12/01/1999     9.67          35
        610 Marian College                                            3.000     10/01/2016    10.45         336
         56 Marian College                                            3.000     11/01/1999    10.89          48
         80 Marist College                                            3.500     04/01/2000    11.73          70
        100 Marquette University                                      3.000     07/31/2024    10.59          47
         43 Mary Baldwin College                                      2.875     11/01/1999    10.94          38
        493 Mary Baldwin College                                      3.375     05/01/2012    10.68         310
        710 Marymount University                                      3.000     05/01/2016    10.52         397
         20 McCook Community College                                  3.000     01/01/1998    11.16          18
       1065 McLennan Community College                                3.000     04/01/2006    10.49         770
        108 McNeese State University                                  3.500     10/01/2001    10.18          89
       1194 Memorial Hospital for Cancer and Allied Diseases          3.375     04/01/2012    10.68         751
        139 Menlo College                                             3.125     04/01/2001    11.53         114
        549 Mercer University                                         3.000     05/01/2014    10.58         320
       1660 Mercy College of Detroit                                  3.625     10/01/2013    10.59        1010
         28 Mercy Hospital (A)                                        3.000     10/01/1998    10.98           3
         48 Merrimack College                                         3.000     04/15/2019    10.53          32
        133 Merrimack College                                         3.000     04/15/2008    10.79          70
        112 Middlebury College                                        3.375     10/01/2002    11.12          89
        131 Midland Lutheran College                                  3.000     04/01/2005    11.20          95
         40 Midland Lutheran College                                  3.000     10/01/1998    10.98          36
        628 Millsaps College                                          3.000     11/01/2021    10.34         315
        114 Mississippi State University                              2.875     01/01/2000    10.99          97
       1730 Mississippi State University                              3.000     12/01/2020     9.64         936
        129 Mississippi Valley State University                       3.500     07/01/2001    10.28         106
        138 Molloy College                                            3.375     10/01/2002    10.81         109
         18 Montreat-Anderson College                                 3.000     11/01/1998    10.96          16
        258 Moravian College                                          3.375     11/01/2012    10.52         159
        785 Morehouse College                                         3.000     07/01/2010    10.50         441
       2565 Morgan State University                                   3.000     11/01/2014    10.56        1478
        254 Morris Brown College                                      3.750     05/01/2007    11.12         179
       2251 Morris Brown College                                   2.750-3.750  05/01/2018    10.89        1338
        723 Morris College                                            3.000     11/01/2009    10.53         465
        160 Muhlenberg College                                        3.000     11/01/2000    10.50         139
            -------------- N --------------
        178 New England College                                       3.000     04/01/2016    10.77          98
        755 Newark Beth Israel Hospital                               3.625     01/01/2014    11.06         446
         80 NIACC Dormitories, Inc.                                   3.000     10/01/2012    10.27          49
        107 Nicholls State University                                 3.000     09/01/1999     8.88          95
       3092 Norfolk State University                                  3.000     12/01/2021     9.77        1614
        727 North Carolina Agricultural and
              Technical State University                              3.000     05/01/2014    10.34         430
        740 North Carolina State University                           3.625     09/01/2004     7.97         616
        366 North Carolina State University                           3.125     09/01/2001     7.58         322
        430 North Carolina State University                           3.500     09/01/2001     7.63         380
        200 North Greenville College                                  3.000     11/01/2003    10.72         154
        331 Northeast Louisiana University                            3.500     04/01/2001    10.28         284
         24 Northeast Missouri State University                       2.875     05/01/1997    11.14          23

      $ 568 Northeast Missouri State University                    3.375-3.500  05/01/2002    10.75       $ 466
        148 Northeastern Oklahoma State University                    3.000     06/01/1998     9.73         133
       3379 Northeastern University                                   3.000     05/01/2018    10.53        1809
        178 Northeastern University                                   3.000     05/01/2004    10.97         134
        124 Northwest Nazarene College                                3.750     04/01/2003    11.44          98
        100 Northwestern State University                             3.125     10/01/2000    10.15          85
        495 Nova University                                           3.000     12/01/2007    10.04         342
            -------------- O -------------
         28 Occidental College                                        3.000     10/01/1997    11.09          26
        303 Occidental College                                        3.000     10/01/2019    10.41         157
        922 Oklahoma City University                                  3.000     04/01/2005    11.22         667
        265 Olympic Community College                                 3.000     10/01/2008    10.07         179
         82 Ouachita Baptist University                               3.125     12/01/1999    10.03          68
         37 Ouachita Baptist University                               3.000     12/01/2006    10.04          25
            -------------- P -------------
         21 Pacific University                                        3.000     11/01/1999    10.89          18
       1040 Paine College                                             3.000     10/01/2016    10.45         570
         25 Pan American University                                   3.000     10/01/1999     9.23          22
       2621 Philadelphia College of Art                               3.000     01/01/2022    10.62        1283
        810 Pine Manor College                                        3.625     10/01/2003    10.80         624
         57 Point Loma Nazarene College                               2.875     04/01/1999    11.85          51
         20 Point Loma Nazarene College                               2.875     04/01/1998    11.89          18
        195 Polytechnic University                                    3.375     10/01/2011    10.59         122
       1653 Portland Student Services Inc.                            3.000     01/01/2011    10.36        1039
        238 Post College                                              3.000     04/01/2010    10.76         151
       1455 Purdue University                                         3.625     07/01/2004     9.33        1142
        418 Purdue University                                         3.000     07/01/2005     9.26         318
            -------------- Q -------------
         49 Queens College                                            3.000     07/01/1998    11.07          43
         69 Queens College                                            3.500     11/01/2001    10.88          58
        200 Queens College                                            3.625     07/01/2004    10.90         149
            -------------- R -------------
        365 Randolph-Macon College                                    3.000     05/01/2010    10.72         234
        374 Randolph-Macon College                                    3.000     11/01/2000    10.50         313
        600 Regis College (Denver)                                    3.000     11/01/2012    10.47         358
        189 Regis College (Weston)                                    3.375     10/01/2002    10.85         153
        290 Rhode Island College                                      3.000     10/01/2005    10.09         212
        185 Rider College                                             3.500     05/01/2001    11.57         157
        368 Rider College                                             3.375     05/01/2002    11.44         297
        137 Rider College                                             3.125     11/01/2000    10.86         115
       1945 Rider College                                             3.625     11/01/2013    10.42        1167
        497 Rider College                                             3.000     05/01/2017    10.70         270
        127 Rio Grande College                                        3.000     03/30/2009    10.93          84
         70 Roberts Wesleyan College                                  3.000     11/01/2000    10.83          58
        253 Roger Williams College                                    3.000     11/01/1999    10.89         218
         81 Russell Sage College                                      3.000     10/01/1998    10.98          72
        300 Rutgers, The State University                             2.750     05/01/1999     8.84         275
        755 Rutgers, The State University                             3.750     05/01/2016     9.19         493
         70 Rutgers, The State University                             2.875     05/01/1999     8.80          65
       1015 Rutgers, The State University                             3.125     05/01/2001     8.89         912
            -------------- S -------------
        180 Saint Ambrose University                                  3.000     11/01/2001    10.78         145
        185 Saint Anselm College                                      3.375     10/01/2001    10.88         152
         57 Saint Edward's University                                 3.125     04/01/2000    11.69          49
        138 Saint John's University                                   3.000     10/01/2002    10.76         107
        215 Saint Joseph Hospital                                     3.500     10/01/2001    10.87         175
        228 Saint Louis College of Pharmacy                           3.375     10/01/2004    10.74         170
        116 Saint Louis University                                    3.125     10/01/2000    10.90          97
        584 Saint Louis University                                    3.500     11/01/2002    10.80         466
        142 Saint Mary's College                                      3.000     03/01/2005    11.25         102
        459 Saint Mary's College                                      3.000     06/01/2020    10.14         237
         45 Saint Mary's University of San Antonio                    3.000     10/01/1998    10.98          40
       2248 Saint Michael's College                                   3.000     05/01/2013    10.60        1338
        401 Saint Norbert College                                     3.375     04/01/2002    11.52         328

      $ 294 Saint Norbert College                                     3.625     04/01/2004    11.33       $ 223
        487 Saint Norbert College                                     3.000     04/01/2007    11.10         333
        560 Saint Paul's College                                      3.000     11/01/2014    10.56         323
        170 Saint Peter's College                                     3.000     05/01/1999    11.70         150
        740 Saint Vincent College                                     3.500     05/01/2013    10.86         452
         60 Sam Houston State University                              2.875     10/01/1997     8.74          56
        430 Sam Houston State University                              3.500     10/01/2001     9.10         367
       1115 San Diego State University                                3.000     11/01/2007    10.04         795
       1395 Sangamon State University                                 3.000     11/01/2018    10.12         789
        505 Seattle University                                        3.500     11/01/2001    10.84         415
        613 Seattle University                                        3.000     11/01/2008    10.55         404
        420 Seton Hall University                                     3.000     11/01/2000    10.83         349
        375 Seton Hill College                                        3.625     11/01/2014    10.53         225
         33 Siena College                                             2.875     10/01/1997    11.08          30
         38 Sierra College                                            3.375     04/01/2002    10.87          32
        356 Simpson College                                           3.000     07/01/2016    10.58         193
         17 South Dakota School of Mines and Technology               2.750     04/01/1997    11.17          16
        440 South Dakota School of Mines and Technology               3.000     04/01/2018    10.30         239
        437 South Dakota School of Mines and Technology               3.625     04/01/2002    10.85         363
         45 South Plains College                                      3.500     10/01/2002    10.18          36
        108 South Plains College                                      3.625     10/01/2004    10.17          83
         75 South Plains College                                      3.000     10/01/2005    10.10          56
        630 Southeast Missouri State University                       3.500     04/01/2002    10.82         514
       1486 Southeast Missouri State University                       3.000     04/01/2007    10.58        1049
         68 Southeastern Louisiana University                         2.750     04/01/1997    11.16          65
        915 Southeastern Oklahoma State University                    3.000     04/01/2009    10.51         608
        204 Southern Arkansas University                              3.500     10/01/2002    10.23         164
        666 Southern Methodist University                             3.000     10/01/2007    10.61         449
        318 Southern Nazarene University                              3.750     04/01/2005    11.27         236
        100 Southern University and
              Agricultural and Mechanical College                     2.875     04/01/1998    11.13          94
         40 Southwest Missouri State College                          2.875     10/01/1997    10.16          37
        965 Southwest Missouri State College                          3.375     10/01/2002    10.17         786
       2625 Southwest Texas State University                          3.000     10/01/2015     9.51        1564
         26 Southwestern Christian College                            3.000     11/01/2000    10.83          22
         66 Spalding University                                       3.125     09/01/2000    10.95          56
        451 Spalding University                                       3.000     09/01/2007    10.66         310
         57 Springfield College                                       3.500     11/01/1999    10.60          50
         67 Springfield College                                       3.125     05/01/2000    11.29          58
        553 Springfield College                                       3.500     05/01/2013    10.67         347
        111 Springfield College                                       3.000     05/15/2005    10.11          84
        240 State Center Community College                            3.000     10/01/2004    10.10         180
         78 Stephen F. Austin State University                        2.875     10/01/1999     9.23          69
       2232 Stephen F. Austin State University                     3.375-3.500  10/01/2012     9.57        1457
        243 Stetson University                                        3.000     01/01/2006    11.25         167
        196 Stillman College                                          3.750     02/01/2004    11.42         148
        433 Stonehill College                                         3.000     10/01/2006    10.64         302
         56 Stonehill College                                         3.000     11/01/1998    10.96          50
        175 SUNY, Mohawk Valley Community College                     3.000     04/01/2005    10.26         107
        134 Susquehanna University                                    3.125     05/01/2000    11.27         115
        840 Syracuse University                                       3.000     05/01/2008    10.74         565
            -------------- T -------------
         91 Talladega College                                         3.375     12/01/2001    10.08          75
        480 Talladega College                                         3.000     12/01/2012    10.24         289
        314 Taylor University                                         3.000     10/01/2012    10.50         187
        951 Taylor University                                         3.000     10/01/2013    10.49         557
        206 Temple University                                         3.125     03/01/1999    10.70         186
        384 Tennessee State University                                3.375     01/01/1999    11.10         340
        806 Texas A & I University                                    3.000     07/01/2009     9.57         542
         90 Texas A & I University                                    3.000     06/01/1998     9.10          82
        238 Texas Southern University                                 3.500     04/01/2001    10.89         202
        575 Texas Southern University                                 3.500     04/01/2013    10.45         358
        547 Transylvania University                                   3.000     11/01/2010    10.51         343

      $1050 Trinity University                                        3.625     09/01/2004    10.82       $ 785
        502 Tufts University                                          3.375     10/01/2001    10.87         410
       2513 Tufts University                                          3.000     10/01/2021    10.39        1255
        101 Tulane University of Louisiana                            2.875     10/01/1997     8.62          95
        185 Tulane University of Louisiana                            3.000     10/01/1998     8.74         170
        925 Tulane University of Louisiana                         3.375-3.500  10/01/2001     9.06         786
            -------------- U -------------
         64 Union College                                             3.000     11/01/2002    10.74          50
       2260 University of Alabama in Birmingham                       3.000     11/01/2008     7.97        1700
        187 University of Alabama in Huntsville                       3.000     05/01/1999    10.05         169
        164 University of Alaska                                      3.500     04/01/2000    10.94         142
        268 University of Alaska                                      3.375     04/01/2002    10.82         219
        631 University of Alaska                                      3.500     04/01/2003    10.80         513
        380 University of Alaska                                      3.000     10/01/1999    10.22         342
        368 University of Arizona                                     3.500     04/01/2003    10.82         300
        203 University of Arkansas at Little Rock                     3.500     04/01/2001    10.04         174
        215 University of Arkansas at Little Rock                     3.000     11/01/2009     9.42         149
         15 University of Central Arkansas                            2.750     04/01/1997    11.24          14
        638 University of Central Arkansas                            3.000     04/01/2005    10.69         469
        635 University of Central Florida                             3.000     10/01/2007    10.08         439
        420 University of Chicago                                     3.500     12/01/2001    10.10         345
        133 University of Chicago                                     3.375     12/01/2001    10.08         109
         48 University of Chicago                                     3.500     12/01/2002    10.11          38
         75 University of Delaware                                    2.750     11/01/1997     8.54          71
        200 University of Delaware                                    3.125     11/01/2000     8.84         175
        318 University of Delaware                                    3.375     11/01/2000     8.81         284
       1510 University of Delaware                                    3.000     11/01/2006     9.08        1124
        739 University of Delaware                                    3.000     12/01/2018     8.81         432
       2565 University of Florida                                     3.000     07/01/2014    10.15        1490
         28 University of Hartford                                    3.000     05/01/1997    12.02          27
        212 University of Hartford                                    3.000     11/01/2001    10.78         171
         80 University of Hawaii at Manoa                             2.875     10/01/1999    10.13          69
         96 University of Hawaii at Manoa                             3.500     10/01/2001    10.18          80
         93 University of Lowell                                      3.000     11/01/2000     7.62          84
       2975 University of Michigan                                    3.750     10/01/2005     9.51        2299
        280 University of Michigan                                    3.000     04/01/1999    10.08         253
        160 University of Missouri                                    2.875     05/01/1997    10.10         154
        140 University of Missouri                                    3.000     05/01/1998    10.07         131
       1333 University of Missouri                                    3.375     05/01/2002    10.03        1140
        187 University of Missouri                                    2.875     11/01/2000     9.25         166
        212 University of Missouri                                    3.000     05/01/1998    10.07         198
         35 University of Missouri                                    3.000     05/01/1998    10.08          33
        138 University of Montevallo                                  3.125     11/01/2000     9.27         119
        261 University of Nevada at Reno                              3.000     11/01/1999    10.12         228
        982 University of North Carolina                              3.000     11/01/2005     8.81         763
        745 University of North Carolina                              3.000     01/01/2008     9.50         528
         67 University of North Carolina                              3.000     01/01/2007     9.50          49
       1118 University of Notre Dame                                  3.000     02/15/2019    10.62         584
         93 University of Portland                                    2.875     04/01/1998    11.96          86
        930 University of Portland                                    3.375     04/01/2013    10.88         570
         89 University of Portland                                    3.000     11/01/1998    10.98          80
         53 University of Puerto Rico, Rio Piedras Campus             3.125     06/01/2000     9.17          46
       2049 University of Puerto Rico, Rio Piedras Campus             3.000     06/01/2011     9.39        1327
         66 University of Rhode Island                                3.000     10/01/2001     9.68          55
         68 University of Rochester                                   2.875     10/01/1998    11.04          62
        716 University of Saint Thomas                                3.000     10/01/2019    10.41         371
        610 University of Santa Clara                                 3.125     04/01/2002    11.44         484
        275 University of Santa Clara                                 3.375     04/01/2002    11.45         219
       1305 University of Santa Clara                                 3.625     04/01/2004    11.33         992
         64 University of Scranton                                    3.125     11/01/2000    10.84          53
        257 University of South Dakota                                3.500     10/01/2001     9.59         217
       1120 University of South Florida                               3.750     07/01/2005    10.30         832
        405 University of Steubenville                                3.125     04/01/2010    10.98         257
         36 University of Tampa                                       2.875     11/01/1998    10.95          32

      $ 125 University of Texas at Arlington                          3.000     07/01/1998     9.87       $ 112
       1426 University of Vermont                                     3.000     07/01/2016     8.95         868
        290 University of Vermont                                     3.375     07/01/2001     8.33         252
       1300 University of Vermont                                     3.000     07/01/2019     9.06         743
        260 University of Washington                                  3.000     08/01/1999     8.82         231
        380 University of Washington                                  3.500     08/01/2002     9.07         315
        423 University of Washington                                  3.000     08/01/2003     9.06         336
       1735 University Student Co-Operative Association               3.000     04/01/2019    10.70         901
        186 Ursinus College                                           3.000     10/01/2000    10.86         154
        607 Utica College                                             3.000     11/01/2009    10.53         391
            -------------- V -------------
        570 Vermont State College                                     3.000     06/01/2008     9.02         403
        291 Vermont State College                                     3.000     07/01/2014     9.30         179
       1295 Villanova University                                      3.000     04/01/2019    10.70         673
       4080 Vincennes University                                      3.000     06/01/2023     9.02        2191
       3002 Virginia Commonwealth University                          3.000     06/01/2011    10.01        1872
       1360 Virginia Commonwealth University                          3.000     06/01/2004    10.08        1012
        406 Virginia Wesleyan College                                 3.000     11/01/2009    10.54         265
        232 Virginia Wesleyan College                                 3.000     11/01/2010    10.51         146
            -------------- W -------------
         39 Waldorf College                                           3.125     07/01/2000    10.97          32
        301 Waldorf College                                           3.000     07/01/2005    10.77         212
         69 Wartburg College                                          3.500     10/01/2001    10.87          56
        186 Wartburg College                                          3.750     04/01/2011    11.00         120
        985 Washington State University                               3.625     04/01/2004    10.02         780
        640 Washington State University                               3.750     04/01/2004    10.03         510
       1130 Washington State University                               3.375     04/01/2003    10.02         911
         75 Washington State University                               3.000     04/01/1999    10.08          68
        164 Washington University                                     3.000     10/01/1998    11.05         149
        497 Washington University                                     3.500     10/01/2001    10.91         414
        151 Wayne State University                                    3.000     04/01/2000    11.69         138
        264 Wesley College                                            3.375     05/01/2013    10.88         163
         92 West Kern Junior College District                         3.625     04/01/2004    10.73          71
        590 West Valley College                                       3.000     04/01/2009    10.50         392
        400 West Virginia State College                               3.000     05/01/1998    11.05         370
        247 West Virginia Wesleyan College                            2.875     05/01/2000    11.56         215
        517 West Virginia Wesleyan College                            3.000     05/01/2015    10.75         292
        584 Western Carolina University                               3.625     05/01/2003    10.75         471
        130 Western Washington University                             3.125     10/01/1998    10.18         118
        325 Western Washington University                             3.500     10/01/2001    10.18         269
        790 Western Washington University                             3.625     10/01/2004    10.18         606
        555 Western Washington University                             3.750     10/01/2005    10.19         418
        285 Westminster College of Salt Lake                          3.000     11/01/2017    10.39         154
         65 Westmoreland Hospital Association                         3.500     07/01/2001    10.98          52
         46 Wheaton College                                           2.875     04/01/1999    11.50          42
        960 Wheaton College                                           3.500     04/01/2013    10.70         589
        284 Wheeling College                                          3.500     05/01/2001    11.23         227
        103 Wheeling College                                          3.000     11/01/2007    10.59          70
         31 Wheelock College                                          3.000     05/01/2011    10.23          20
         65 Wichita State University                                  3.000     10/01/2000     9.29          56
        880 Wittenberg University                                     3.000     05/01/2015    10.76         495
        263 Wittenberg University                                     3.000     11/01/2017    10.39         142
         60 Wooster Business College                                  3.000     03/30/2009    10.88          40
         47 Worcester Polytechnic Institute                           2.750     10/01/1997    11.04          43
        209 Worcester Polytechnic Institute                           3.375     04/01/2001    11.57         174
        809 Wright State University                                   3.000     05/01/2009     9.89         561
            -------------- Y -------------

        398 York Hospital                                             3.000     05/01/2020    10.64         205
     ------                                                                                              -------
    $275417 Total College and University Loans                                                          $184847
            Allowance for Possible Loan Losses                                                              832
            Net College and University Loans                                                             184015

            INVESTMENT AGREEMENTS (12.5%)
            Morgan Guaranty Trust Company -
    $  5255   Liquidity Fund                                          7.750     06/01/2018     7.75     $  5255
            Morgan Guaranty Trust Company -
      21154   Revenue Fund                                            7.050     06/01/2018     7.05        21154
     ------                                                                                              -------
    $ 26409 Total Investment Agreements                                                                 $  26409
     ------                                                                                              -------
    $301826 Total Investments (100.0%)                                                                  $ 210424

(A) This institution has filed for bankruptcy under Chapter 11 of the Federal Bankruptcy Code and has been placed on nonaccrual status as more fully discribed in Note 6.

(Signature Page, to follow Item 79 at Screen Number 40, Page Number 33)

     This report is signed on behalf of the registrant in the City of Boston and the Commonwealth of Massachusetts on the 29th day of January, 1997.


                                       COLLEGE AND UNIVERSITY FACILITY
                                        LOAN TRUST TWO

                                       By: State Street Bank and Trust
                                       Company, not in its individual
                                       capacity, but solely as Owner
                                       Trustee under a Declaration of Trust
                                       dated March 11, 1988 and amended and
                                       restated on May 12, 1988, and
                                       December 4, 1989.


                                       By: James E. Schultz
                                           Assistant Secretary